UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21771
YieldQuest Funds Trust
(Exact name of registrant as specified in charter)
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305
(Address of principal executive offices) (Zip code)
Jay K. Chitnis
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305
(Name and address of agent for service)
registrant’s telephone number, including area code: 404-446-3370
Date of fiscal year end: October 31
Date of reporting period: April 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Yieldquest Core Equity Fund
Yieldquest Total Return Bond Fund
Yieldquest Tax-Exempt Bond Fund

Semi Annual Report
APRIL 30, 2011

3280 PEACHTREE ROAD, SUITE 2600
ATLANTA, GA 30305
1-877-497-3634
www.YieldQuest-Funds.com

Distributed by YieldQuest Securities, LLC
FINRA Member

YIELDQUEST FUNDS’ PORTFOLIO BREAKDOWNS (Unaudited)

CORE EQUITY FUND

Portfolio Breakdown	% of
as of April 30, 2011	Total Investment

Equity Exchange Traded Funds	67.16%
Equity Closed-End Funds	24.39%
Common Stocks	7.68%
Other/Short-Term*	0.77%

Total	100.00%

TOTAL RETURN BOND FUND

Portfolio Breakdown	% of
as of April 30, 2011	Total Investment

Corporate Bonds	39.61%
Foreign Bonds	14.66%
Taxable Fixed Income Closed-End Funds	12.93%
Taxable Municipal Bonds	8.79%
Municipal Bonds	8.09%
U.S. Government & Agency	1.38%
Other/Short-Term*	14.54%

Total	100.00%

TAX-EXEMPT BOND FUND

Portfolio Breakdown	% of
as of April 30, 2011	Total Investment

Municipal Bonds	88.37%
Municipal Exchange Traded Funds	2.94%
Foreign Bonds	2.75%
Taxable Fixed Income Closed-End Funds	2.60%
Municipal Closed-End Funds	2.45%
Other/Short-Term*	0.89%

Total	100.00%

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories above that comprised less than 1% of a Fund’s total investments at the time of measurement. Portfolio composition is subject to change.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2011

% of
Net Assets	Description	Shares	Value

8.55%	COMMON STOCKS

1.71%	Banks
	Goldman Sachs Group, Inc./The (a)	475	$71,730

2.68%	Computers
	Hewlett-Packard Co. (a)	1,700	68,629
	Research In Motion Ltd. (b)	900	43,785

			112,414

0.78%	Internet
	Google, Inc., Class A (b)	60	32,646

1.75%	Retail
	Target Corp.	1,500	73,650

1.63%	Telecommunications
	Cisco Systems, Inc.	3,900	68,484

	Total Common Stocks (Cost $378,769)		358,924

101.95%	EXCHANGE TRADED/CLOSED-END FUNDS

27.17%	Equity Closed-End Funds
	Boulder Growth & Income Fund, Inc. (a)	8,900	59,363
	Boulder Total Return Fund, Inc. (a) (b)	2,850	48,336
	Central Securities Corp. (a)	2,447	58,728
	Cohen & Steers Closed-End Opportunity Fund, Inc. (c)	3,800	52,212
	Eaton Vance Tax-Managed Diversified Equity Income Fund	4,500	50,715
	Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	4,000	49,800
	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	10,000	110,100
	First Opportunity Fund, Inc. (a) (b)	14,350	105,903
	Greater China Fund, Inc. (a)	3,700	48,174
	John Hancock Bank and Thrift Opportunity Fund (a)	5,625	96,300
	Morgan Stanley China A Share Fund (c)	3,900	110,721
	Royce Focus Trust, Inc. (c)	4,045	34,180
	Royce Micro-Cap Trust, Inc.	10,781	111,152
	Royce Value Trust, Inc.	6,629	105,070
	Templeton Dragon Fund, Inc.	900	28,350
	Tri-Continental Corp.	4,700	71,299

			1,140,403

74.78%	Equity Exchange Traded Funds
	Guggenheim Airline ETF	1,900	69,122
	iShares Dow Jones U.S. Home Construction Index Fund (a)	11,300	152,776
	iShares Dow Jones U.S. Real Estate Index Fund	1,000	62,180
	iShares Dow Jones U.S. Transportation Average Index Fund	250	24,912
	iShares MSCI Brazil Index Fund (a)	1,700	132,124
	iShares MSCI Japan Index Fund (a)	49,100	517,023
	iShares Nasdaq Biotechnology Index Fund	600	64,470
	iShares PHLX SOX Semiconductor Sector Index Fund (a)	850	51,663
	Market Vectors Russia ETF (c)	900	37,107
	Market Vectors Steel Index Fund (c)	1,600	118,608
	ProShares Ultra Consumer Services	3,400	197,098
	ProShares Ultra Financials (c)	2,670	188,689
	ProShares Ultra Health Care (c)	2,400	158,640
	ProShares Ultra Industrials	3,500	200,165
	ProShares Ultra Oil & Gas (c)	2,100	132,363
	ProShares Ultra Technology (b) (c)	7,600	537,928
	SPDR KBW Bank ETF	5,800	148,654
	SPDR KBW Regional Banking ETF	3,400	90,780
	SPDR Metals & Mining ETF	1,200	90,708

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

% of
Net Assets	Description		Shares	Value

	Equity Exchange Traded Funds (Continued)

	WisdomTree India Earnings Fund (a)		6,600	$164,340

				3,139,350

	Total Exchange Traded/Closed-End Funds (Cost $3,953,781)			4,279,753

			Contracts

0.86%	PURCHASED OPTIONS (b)
	Freeport-McMoran Copper, 05/21/2011, Call @ $57		28	2,660
	iShares Barclays 20+ Year Treasury:
	05/21/2011, Put @ $91		56	1,736
	05/21/2011, Put @ $92		112	6,272
	Market Vectors Gold Miners ETF:
	05/21/2011, Put @ $59		28	1,848
	05/21/2011, Put @ $60		69	6,555
	05/21/2011, Put @ $61		17	2,176
	SPDR S&P 500 ETF Trust:
	05/21/2011, Call @ $137		30	4,380
	05/21/2011, Put @ $135		106	10,282

	Total Purchased Options (Cost $39,805)			35,909

111.36%	Total Investments (Cost $4,372,355)			4,674,586

(11.36)%	Net other assets (liabilities)			(476,717)

100.00%	NET ASSETS			$4,197,869

			Shares

18.85%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares MSCI South Korea Index Fund		2,400	165,528
	Powershares Golden Dragon Halter USX China Portfolio		8,100	234,171
	Rydex S&P Equal Weight ETF		4,950	257,598
	Vanguard Emerging Markets ETF		1,170	59,179
	WisdomTree India Earnings Fund		3,000	74,700

	Total Exchange Traded/Closed-End Funds Sold Short (Proceeds $737,643)			$791,176

					Unrealized
		Local Currency	Market Value	Settlement Date	Gain/(Loss)

	FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
	TO BUY:
	Japanese Yen	2,047,200	$25,239	05/06/2011	$1,239
	TO SELL:
	Australian Dollar	168,804	184,857	05/06/2011	(9,301)
	Brazilian Real	110,368	70,129	05/06/2011	(1,410)
	British Sterling Pound	74,360	124,195	05/06/2011	(2,913)
	Canadian Dollar	128,757	136,064	05/06/2011	(1,899)
	European Euro	424,752	628,997	05/06/2011	(20,753)

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

Japanese Yen	43,494,092	$536,219	05/06/2011	$(25,508)
New Zealand Dollar	30,848	24,952	05/06/2011	(952)

				(62,736)

Total Foreign Currency Counterparty: Bank of New York				$(61,497)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Copper, expires 06/28/2011		3	$317,088	$(4,185)
Dollar Index, expires 06/13/2011		1	74,500	(1,397)
Euro Stoxx 50, expires 06/17/2011		6	230,295	21,132
Nasdaq 100 E-Mini, expires 06/17/2011		1	44,505	3,508
U.S. Long Bond, expires 06/21/2011		4	400,000	10,243

				29,301

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 03/19/2012		112	112,000,000	(49,033)
90 Day Euro$, expires 06/18/2012		70	70,000,000	(35,485)
90 Day Euro$, expires 12/17/2012		138	138,000,000	(130,352)
90 Day Euro$, expires 06/17/2013		124	124,000,000	(93,618)
Brent Crude Oil, expires 05/16/2011		2	250,670	(1,116)
Gold 100 oz, expires 06/28/2011		2	308,740	(2,547)
Russell 2000 Mini, expires 06/17/2011		3	237,150	(22,029)
S&P 500 E-Mini, expires 06/17/2011		4	271,000	(950)
U.S. 5 Year Note, expires 06/30/2011		1	100,000	(846)

				(335,976)

Total				$(306,675)

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Non-income producing security.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PHLX	Philadelphia Stock Exchange
SOX	Philadelphia Semiconductor Index
SPDR	S&P Depositary Receipts

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2011

% of
Net Assets	Description	Principal	Value

34.71%	CORPORATE BONDS

8.59%	Airlines
	American Airlines, Inc., 7.858%, 10/01/2011, Series 01-2 (a) $	100,000	$102,250
	AMR Corp.:
	9.750%, 08/15/2021 (a)	469,000	436,170
	9.880%, 06/15/2020 (a)	343,000	318,990
	Continental Airlines, Inc.:
	6.703%, 06/15/2021, Series 01A1	96,447	100,546
	6.748%, 03/15/2017, Series 981B	110,600	109,494
	6.795%, 08/02/2018, Series 991B	124,443	121,954
	7.033%, 06/15/2011, Series 011C	122,276	122,581
	7.339%, 04/19/2014, Series 071C	131,742	131,742
	7.461%, 04/01/2013, Series 971B	10,581	10,634
	7.566%, 03/15/2020, Series 992B	86,447	85,582
	8.560%, 07/02/2014, Series 962B	33,540	34,295
	Northwest Airlines, Inc., 7.950%, 03/01/2015, Series 992B (a)	703,253	659,300
	Southwest Airlines Co., 7.220%, 07/01/2013, Series 95A3, Callable 05/31/2011 @ 100	59,686	60,656

			2,294,194

0.13%	Auto Manufacturers
	General Motors Corp.:
	8.375%, 07/15/2033 (b)	320,000	9,600
	9.400%, 07/15/2021 (b)	800,000	24,000

			33,600

0.82%	Entertainment
	Comcast Corp., 6.950%, 08/15/2037	195,000	220,136

25.12%	Financial Services
	American Express Co., 8.125%, 05/20/2019 (a)	500,000	636,398
	American Express Credit Corp., 5.875%, 05/02/2013, Series C, MTN (a)	670,000	725,897
	Bank of America Corp.:
	4.750%, 08/01/2015 (a)	750,000	794,758
	4.750%, 03/15/2016, Callable 09/15/2011 @ 100, MTN	10,000	10,064
	7.800%, 09/15/2016 (a)	220,000	254,098
	Bear, Stearns & Co., Inc., 5.550%, 01/22/2017 (a)	790,000	859,436
	CIT Group, Inc.:
	7.000%, 05/01/2013, Callable 05/02/2011 @ 102	7,391	7,539
	7.000%, 05/01/2014, Callable 05/31/2011 @ 102	21,129	21,578
	7.000%, 05/01/2015, Callable 05/31/2011 @ 102	21,129	21,472
	7.000%, 05/01/2016, Callable 05/31/2011 @ 102	35,216	35,568
	7.000%, 05/01/2017, Callable 05/31/2011 @ 102	49,302	49,826
	Citigroup, Inc., 5.500%, 02/15/2017 (a)	475,000	506,680
	Deutsche Bank Trust Corp., 7.500%, 11/15/2015	4,000	4,545
	Goldman Sachs Group, Inc.:
	5.250%, 04/01/2013	100,000	107,105
	5.625%, 01/15/2017 (c)	1,000,000	1,076,385
	Lehman Brothers Holdings:
	5.625%, 01/24/2013, MTN (b)	500,000	131,250
	6.500%, 07/19/2017 (b)	1,370,000	1,096
	Merrill Lynch & Co., Inc., 5.700%, 05/02/2017 (c)	1,000,000	1,048,532
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, EMTN	50,000	53,637
	Nuveen Investments, Inc., 5.500%, 09/15/2015 (a)	400,000	357,000
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (b)	1,000,000	3,750

			6,706,614

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

% of
Net Assets	Description		Principal	Value

0.05%	Industrials
	Occidental Petroleum Corp., 8.750%, 01/15/2023	$	10,000	$12,320

	Total Corporate Bonds (Cost $11,103,857)			9,266,864

0.04%	COLLATERALIZED MORTGAGE OBLIGATIONS

0.04%	U.S. Government & Agency
	Federal National Mortgage Association, 4.500%, 05/25/2019		10,538	10,878

	Total Collateralized Mortgage Obligations (Cost $9,809)			10,878

1.21%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.750%, 12/07/2028, MTN		43,000	49,671
	Federal Home Loan Bank:
	5.685%, 09/17/2018, Series AR18		25,000	29,533
	7.125%, 02/15/2030, Series C30		90,000	116,985
	Federal National Mortgage Association, 8.280%, 01/10/2025, MTN		20,000	28,397
	Tennessee Valley Authority, 7.125%, 05/01/2030		75,000	99,166

	Total U.S. Government & Agency (Cost $283,192)			323,752

12.84%	FOREIGN BONDS

10.51%	Banks
	Bank of Scotland PLC, 10.500%, 02/16/2018 (c)	GBP	920,000	1,824,834
	Inter-American Development Bank, 6.250%, 06/22/2016, MTN (c)	NZD	1,150,000	981,323

				2,806,157

2.33%	Sovereign Bonds
	Federal Republic of Brazil:
	7.875%, 03/07/2015 (c)	$	475,000	573,562
	12.500%, 01/05/2016	BRL	40,000	29,697
	Mexican Bonos de Desarrollo, 7.250%, 12/15/2016, Series M10	MXN	220,000	19,656

				622,915

	Total Foreign Bonds (Cost $3,459,468)			3,429,072

7.09%	MUNICIPAL BONDS

1.20%	California
	California State, 4.500%, 08/01/2030, GO, Callable 02/01/2017 @ 100	$	200,000	179,326
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO		190,000	80,817
	08/01/2029, GO		150,000	60,179

				320,322

4.11%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/01/2037, AMBAC, Revenue, Callable 12/01/2017 @ 100 (c)		1,275,000	1,098,119

0.78%	Illinois
	Regional Transportation Authority, 4.500%, 07/01/2035, Series A, National-RE, Revenue, Callable 07/01/2016 @ 100 (a)		250,000	206,832

1.00%	Washington
	Douglas County Public Utility District No. 1, 4.000%, 09/01/2018, Revenue		250,000	266,050

	Total Municipal Bonds (Cost $2,020,311)			1,891,323

7.70%	TAXABLE MUNICIPAL BONDS

3.42%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020, National-RE, Revenue		100,000	52,148

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

% of
Net Assets	Description	Principal	Value

	California (Continued)

	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023, AMBAC, Revenue, Callable 05/01/2013 @ 102 $	35,000	$31,723
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax Allocation, Callable 08/01/2014 @ 102	25,000	25,076
	San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC, Tax Allocation, Callable 05/01/2016 @ 100	15,000	14,455
	Santa Fe Springs Community Development, 5.350%, 09/01/2018, National-RE, Tax Allocation, Callable 09/01/2016 @ 100	25,000	24,040
	Solano County, 5.140%, 01/15/2014, XLCA, Revenue (c)	665,000	704,947
	Watsonville Redevelopment Agency, 5.200%, 09/01/2012, National-RE FGIC, Tax Allocation	60,000	60,979

			913,368

0.12%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%, 10/01/2025, Series C, National-RE, Revenue, Callable 10/01/2015 @ 100	30,000	31,147

0.09%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC, Revenue, Callable 10/01/2014 @ 100	25,000	24,066

0.34%	Georgia
	College Park, 5.868%, 01/01/2021, National-RE FGIC, Revenue	70,000	69,597
	Savannah Hospital Authority, 6.625%, 07/01/2018, AGM, Revenue, Callable 07/01/2013 @ 101	20,000	20,431

			90,028

0.02%	Illinois
	Development Finance Authority, 6.000%, 03/01/2012, National-RE, Revenue	5,000	5,122

0.11%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid Withholding, GO, Callable 01/05/2015 @ 100	30,000	31,103

0.28%	Maine
	City of Auburn, 5.125%, 08/01/2011, National-RE, GO	75,000	75,583

0.14%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, National-RE, Revenue	35,000	36,732

0.25%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/01/2011, GO	65,000	65,853

0.85%	New Jersey
	City of Linden, 5.950%, 04/01/2033, National-RE, GO	20,000	18,177
	Orange Township, 5.170%, 12/01/2011, Series C, AGM, GO	35,000	35,606
	Union County Improvement Authority Sewer System Lease, 6.640%, 04/01/2022, AMBAC, Revenue	165,000	172,588

			226,371

0.15%	Oregon
	School Boards Association, 5.680%, 06/30/2028, Series B, National-RE FGIC, GO	40,000	40,122

0.23%	Pennsylvania
	Beaver County, 5.000%, 12/15/2011, AGM, GO	60,000	61,289

1.21%	South Carolina
	Richland Lexington Airport District, 6.590%, 01/01/2017, AGM, Revenue (a)	300,000	323,043

0.43%	Texas
	Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO, Callable 09/01/2017 @ 100	115,000	116,266

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

% of
Net Assets	Description	Principal	Value

0.06%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2020, Revenue (b) $	23,569	$16,498

	Total Taxable Municipal Bonds (Cost $2,007,898)		2,056,591

		Shares

0.53%	COMMON STOCKS

0.53%	Auto Manufacturers
	General Motors Co. (a) (d)	4,384	140,676

	Total Common Stocks (Cost $493,269)		140,676

0.49%	PREFERRED STOCKS

0.49%	Financial Services
	Ally Financial, Inc., 1.750%, Callable 12/31/2011 @ 1,000 (a) (e)	139	129,305

	Total Preferred Stocks (Cost $43,759)		129,305

11.64%	EXCHANGE TRADED/CLOSED-END FUNDS

0.00%	Equity Closed-End Fund
	RMR Asia Pacific Real Estate Fund	—	8

0.31%	Municipal Closed-End Fund
	BlackRock MuniAssets Fund, Inc.	7,337	82,688

11.33%	Taxable Fixed Income Closed-End Funds
	Aberdeen Asia-Pacific Income Fund, Inc.	16,793	123,261
	AllianceBernstein Income Fund, Inc. (a)	70,382	539,126
	BlackRock Core Bond Trust (a)	12,750	157,590
	BlackRock Credit Allocation Income Trust I, Inc. (a)	15,946	147,979
	BlackRock Credit Allocation Income Trust II, Inc. (a)	24,440	246,355
	BlackRock Credit Allocation Income Trust III, Inc.	6,699	71,947
	BlackRock Income Opportunity Trust	16,500	157,905
	BlackRock Income Trust, Inc.	12,000	81,480
	Duff & Phelps Utility and Corporate Bond Trust, Inc. (a)	7,083	77,417
	Eaton Vance Limited Duration Income Fund (a)	14,056	225,880
	Helios Strategic Mortgage Income Fund, Inc.	11,610	75,117
	Helios Total Return Fund, Inc.	10,500	64,995
	Invesco Van Kampen Bond Fund	6,176	112,280
	John Hancock Preferred Income Fund (a)	11,288	216,391
	John Hancock Preferred Income Fund II	4,391	83,736
	MFS Charter Income Trust	8,205	76,224
	MFS InterMarket Income Trust I	8,652	70,687
	MFS Intermediate Income Trust	25,690	159,535
	Morgan Stanley Income Securities, Inc.	4,590	76,010
	Nuveen Global Government Enhanced Income Fund	6,397	95,507
	Nuveen Multi-Currency Short-Term Government Income Fund	5,320	78,257
	Nuveen Quality Preferred Income Fund	11,388	88,143

			3,025,822

	Total Exchange Traded/Closed-End Funds (Cost $3,074,738)		3,108,518

		Contracts

0.84%	PURCHASED OPTIONS (d)
	Freeport-McMoran Copper, 05/21/2011, Call @ $57	176	16,720
	iShares Barclays 20+ Year Treasury:
	05/21/2011, Put @ $91	353	10,943
	05/21/2011, Put @ $92	705	39,480

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

% of
Net Assets	Description		Contracts	Value

	Market Vectors Gold Miners ETF:
	05/21/2011, Put @ $59		177	$11,682
	05/21/2011, Put @ $60		438	41,610
	05/21/2011, Put @ $61		106	13,568
	SPDR S&P 500 ETF Trust:
	05/21/2011, Call @ $137		188	27,448
	05/21/2011, Put @ $135		657	63,729

	Total Purchased Options (Cost $249,706)			225,180

			Principal

9.93%	SHORT-TERM INVESTMENT

9.93%	U.S. Government & Agency
	U.S. Treasury Note, 0.000%, 05/19/2011 (c)		$2,650,000	2,649,995

	Total Short-Term Investment (Cost $2,649,872)			2,649,995

			Units

0.61%	WARRANTS
	General Motors Co., expires 07/10/2016		3,985	92,339
	General Motors Co., expires 07/10/2019		3,985	70,938

	Total Warrants (Cost $579,055)			163,277

87.63%	Total Investments (Cost $25,974,934)			23,395,431

12.37%	Net other assets (liabilities)			3,303,804

100.00%	NET ASSETS			$26,699,235

			Principal

14.16%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Inflation Indexed Bonds, 0.500%, 04/15/2015		$3,573,080	3,779,368

	Total U.S. Treasury Securities Sold Short (Proceeds $3,723,956)			$3,779,368

						Unrealized
		Local Currency	Market Value	Settlement Date		Gain/(Loss)

	FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
	TO BUY:
	Icelandic Krona	94,634,900	$852,375	10/10/2008	(f)	$(177,801)
	Japanese Yen	24,907,600	307,075	05/06/2011		15,075

						(162,726)

	TO SELL:
	Australian Dollar	477,378	522,776	05/06/2011		(26,303)
	Brazilian Real	471,723	299,738	05/06/2011		(5,738)
	British Sterling Pound	1,758,578	2,937,146	05/06/2011		(68,905)
	Canadian Dollar	848,477	917,759	05/06/2011		(12,812)
	European Euro	3,124,107	4,626,363	05/06/2011		(152,641)
	Japanese Yen	150,609,140	1,856,793	05/06/2011		(86,257)

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

Mexican Peso	205,000	$17,796	05/06/2011	$(457)
New Zealand Dollar	1,308,134	1,058,094	05/06/2011	(41,299)

				(394,412)

Total Foreign Currency Counterparty: Bank of New York				$(557,138)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Copper, expires 06/28/2011		14	$1,479,675	$(19,348)
Dollar Index, expires 06/13/2011		6	447,000	(8,383)
U.S. Long Bond, expires 06/21/2011		32	3,200,000	81,941

				54,210

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 03/19/2012		861	861,000,000	(371,892)
90 Day Euro$, expires 06/18/2012		510	510,000,000	(256,917)
90 Day Euro$, expires 12/17/2012		884	884,000,000	(715,462)
90 Day Euro$, expires 06/17/2013		867	867,000,000	(614,145)
Brent Crude Oil, expires 05/16/2011		10	1,247,840	(11,089)
Gold 100 oz, expires 06/28/2011		9	1,388,050	(12,741)
S&P 500 E-Mini, expires 06/17/2011		6	406,500	(1,424)
U.S. 5 Year Note, expires 06/30/2011		15	1,500,000	(12,996)

				(1,996,666)

Total				$(1,942,456)

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Default Resolution
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Non-income producing securities.
(e)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At April 30, 2011, these securities amounted to $129,305 or 0.5% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(f)	Counterparty in default.

AGM	Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BRL	Brazilian Real
CIFG	Insured by IXIS Financial Guaranty
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GBP	British Sterling Pound
GO	General Obligation
MTN	Medium Term Note
MXN	Mexican Peso
NZD	New Zealand Dollar
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2011

% of
Net Assets	Description	Shares	Value

0.03%	COMMON STOCKS

0.03%	Airlines
	Delta Air Lines, Inc. (a)	256	$2,657

	Total Common Stocks (Cost $2,625)		2,657

		Principal

85.16%	MUNICIPAL BONDS

2.59%	Alabama
	Alabama Agriculture & Mechanical University, 5.000%, 11/01/2017, AMBAC, Revenue, Callable 05/01/2017 @ 100 (b) $	200,000	205,200

3.25%	California
	Antioch California Union School District, 4.250%, 09/01/2021, COP, National-RE FGIC, Callable 09/01/2015 @ 100 (b)	260,000	256,989

0.67%	Colorado
	Arkansas River Power Authority, 5.250%, 10/01/2016, XLCA, Revenue (b)	50,000	53,361

7.67%	Illinois
	Chicago O’Hare International Airport, 4.000%, 01/01/2012, Series A, AGM, Revenue (b)	500,000	510,045
	City of Bellwood, 4.450%, 12/01/2020, Series B, National-RE, GO, Callable 12/01/2015 @ 100	100,000	97,635

			607,680

11.06%	Indiana
	Hammond Local Public Improvement Bond Bank, 4.500%, 08/15/2017, Series A, XCLA, Revenue, Callable 08/15/2011 @ 100 (b)	470,000	470,273
	Indiana State Fair Common Fairgrounds, 4.200%, 01/01/2014, AMBAC, Revenue, Callable 01/01/2013 @ 100 (c)	390,000	405,998

			876,271

7.09%	Kansas
	Miami County Unified School District No. 416, 5.000%, 09/01/2016, National-RE, GO (c)	500,000	561,150

0.64%	Michigan
	City of Detroit, 5.000%, 04/01/2012, Series C, AGM, GO	50,000	50,338

6.78%	Missouri
	Joint Municipal Electric Utility Commission Power Project, 5.000%, 01/01/2015, National-RE, Revenue (c)	120,000	126,589
	St. Louis Airport, 5.000%, 07/01/2015, Series A, AGM, Revenue (c)	375,000	410,554

			537,143

3.21%	Nevada
	Nevada State, Refunding University System, 5.000%, 08/01/2016, Series G, National-RE, GO, Callable 08/01/2015 @ 101	225,000	254,086

6.49%	New Jersey
	Hoboken Municipal Hospital Authority, 4.450%, 07/01/2021, Series A, AGM Municipal Government Guaranteed, Revenue, Callable 07/01/2017 @ 100 (b)	500,000	513,800

3.69%	New York
	Troy Industrial Development Authority Civic Facility, 4.050%, 04/01/2037, Series E, Revenue, Callable 09/01/2011 @ 100 (c) (d)	290,000	292,552

4.31%	Ohio
	City of Cleveland Various Purpose, 5.500%, 12/01/2013, National-RE, GO, Callable 12/01/2012 @ 100 (b)	320,000	341,350

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

% of
Net Assets	Description		Principal	Value

6.78%	Pennsylvania
	Philadelphia Authority for Industrial Development, 5.000%, 12/01/2016, National-RE FGIC, Revenue (c)	$	500,000	$536,890

2.93%	South Carolina
	Beaufort County, 8.000%, 03/01/2016, National-RE State Aid Withholding, GO (b)		180,000	232,409

15.77%	Texas
	Brazoria County Municipal Utility District No. 26, 4.600%, 09/01/2028, National-RE FGIC, GO, Callable 09/01/2013 @ 100		100,000	95,617
	Dallas Area Rapid Transit, 5.250%, 12/01/2043, Revenue, Callable 12/01/2018 @ 100 (b)		500,000	507,150
	Dallas-Fort Worth International Airport Facility Improvement Corp., 6.000%, 11/01/2014, Revenue, Callable 05/31/2011 @ 100		140,000	136,359
	Laguna-Madre Water District, 4.500%, 03/01/2024, AMBAC, Revenue, Callable 03/01/2016 @ 100 (c)		495,000	509,899

				1,249,025

2.23%	Washington
	Snohomish County Limited Tax, 4.000%, 12/01/2032, Series A, GO, Callable 06/01/2020 @ 100		200,000	176,456

	Total Municipal Bonds (Cost $6,524,287)			6,744,700

2.65%	FOREIGN BONDS

2.65%	Financial Services
	General Electric Capital Corp., 6.750%, 09/26/2016, EMTN (c)	NZD	250,000	210,080

	Total Foreign Bonds (Cost $176,643)			210,080

			Shares

7.70%	EXCHANGE TRADED/CLOSED-END FUNDS

2.36%	Municipal Closed-End Funds
	Delaware Investments Minnesota Municipal Income Fund II, Inc.		975	12,236
	Invesco California Insured Municipal Income Trust		3,440	43,413
	Invesco California Quality Municipal Securities		3,802	43,989
	Invesco Insured California Municipal Securities		3,499	43,458
	Nuveen Arizona Dividend Advantage Municipal Fund 3		3,548	43,960

				187,056

2.83%	Municipal Exchange Traded Fund
	SPDR Nuveen Barclays Capital Municipal Bond ETF		10,000	224,000

2.51%	Taxable Fixed Income Closed-End Funds
	AllianceBernstein ACM Income Fund, Inc.		9,460	72,464
	Duff & Phelps Utility and Corporate Bond Trust, Inc.		2,171	23,729
	John Hancock Preferred Income Fund II		1,330	25,363
	MFS Intermediate Income Trust		7,778	48,301
	Nuveen Global Government Enhanced Income Fund		1,939	28,949

				198,806

	Total Exchange Traded/Closed-End Funds (Cost $604,886)			609,862

0.10%	PREFERRED STOCK

0.10%	U.S. Government & Agency
	Fannie Mae, 0.000%, Series G, Callable 09/30/2012 @ $50 (a) (d)		2,370	7,939

	Total Preferred Stocks (Cost $7,541)			7,939

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

% of
Net Assets	Description		Contracts	$Value

0.73%	PURCHASED OPTIONS (a)
	Freeport-McMoran Copper, 05/21/2011, Call @ $57		45	$4,275
	iShares Barclays 20+ Year Treasury:
	05/21/2011 Put @ $91		90	2,790
	05/21/2011 Put @ $92		180	10,080
	Market Vectors Gold Miners ETF:
	05/21/2011, Put @ $59		45	2,970
	05/21/2011, Put @ $60		112	10,640
	05/21/2011, Put @ $61		27	3,456
	SPDR S&P 500 ETF Trust:
	05/21/2011, Call @ $137		48	7,008
	05/21/2011, Put @ $135		167	16,199

	Total Purchased Options (Cost $63,665)			57,418

96.37%	Total Investments (Cost $7,379,647)			7,632,656

3.63%	Net other assets (liabilities)			287,789

100.00%	NET ASSETS			$7,920,445

			Principal

18.40%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 0.875%, 01/31/2012		$1,450,000	1,457,647

	Total U.S. Treasury Securities Sold Short (Proceeds $1,452,365)			$1,457,647

					Unrealized
		Local Currency	Market Value	Settlement Date	Gain/(Loss)

	FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
	TO BUY:
	Japanese Yen	5,971,000	$73,614	05/06/2011	$3,614
	TO SELL:
	Australian Dollar	91,965	100,710	05/06/2011	(5,067)
	Brazilian Real	104,293	66,269	05/06/2011	(1,269)
	British Sterling Pound	183,336	306,204	05/06/2011	(7,183)
	Canadian Dollar	223,625	236,314	05/06/2011	(3,299)
	European Euro	815,055	1,206,982	05/06/2011	(39,823)
	Japanese Yen	38,215,960	471,147	05/06/2011	(21,956)
	New Zealand Dollar	345,369	279,354	05/06/2011	(10,913)

					(89,510)

	Total Foreign Currency Counterparty: Bank of New York				$(85,896)

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2011

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Copper Future, expires 06/28/2011	3	$317,113	$(4,185)
Dollar Index, expires 06/13/2011	2	149,000	(2,794)
U.S. Long Bond, expires 06/21/2011	9	900,000	23,046

			16,067

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 03/19/2012	242	242,000,000	(105,883)
90 Day Euro$, expires 06/18/2012	170	170,000,000	(87,568)
90 Day Euro$, expires 12/17/2012	280	280,000,000	(242,611)
90 Day Euro$, expires 06/17/2013	224	224,000,000	(175,726)
Brent Crude Oil, expires 05/16/2011	3	369,830	(7,849)
Gold 100 oz, expires 06/28/2011	2	308,740	(2,547)
S&P 500 E-Mini, expires 06/17/2011	2	135,500	(475)
U.S. 5 Year Note, expires 06/30/2011	4	400,000	(3,382)

			(626,041)

Total			$(609,974)

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Variable rate security

AGM	Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
COP	Certificate of Participation
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
NZD	New Zealand Dollar
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

See accompanying notes to financial statements.

[PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2011 (Unaudited)

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt Bond
	Fund	Fund	Fund

Assets:
Investments, at cost	$4,372,355	$25,974,934	$7,379,647

Investments in securities, at value	$4,674,586	$23,395,431	$7,632,656
Cash	—	2,422,876	326,504
Cash held as collateral	334,320	6,144,028	1,486,596
Foreign currency, at value (Cost $419,700)	—	449,472	—
Unrealized gain on forward foreign exchange contracts	1,239	15,075	3,614
Interest and dividends receivable	—	283,480	96,797
Receivable for securities sold	528,462	118,398	30,207
Receivable due from investment advisor, net	16,608	42,164	21,270
Prepaid expenses and other assets	2,200	12,310	3,387

Total Assets	5,557,415	32,883,234	9,601,031

Liabilities:
Foreign currencies payable to custodian, at value (cost $1,443 and $16,399, respectively)	1,465	—	19,568
Payable for fund shares redeemed	135,389	1,570,340	27,121
Payable for securities purchased	326,748	81,060	20,610
Payable for interest and dividends on securities sold short	2,683	1,255	4,818
Variation margin on futures contracts	18,397	93,500	24,155
Securities sold short, at value (proceeds $737,643, $3,723,956 and $1,452,365, respectively)	791,176	3,779,368	1,457,647
Unrealized loss on forward foreign exchange contracts	62,736	572,213	89,510
Accrued expenses and other payables:
Distribution and service fees — Investor Class	79	90	22
Other accrued expenses	20,873	86,173	37,135

Total Liabilities	1,359,546	6,183,999	1,680,586

Net Assets	$4,197,869	$26,699,235	$7,920,445

Net Assets Consist of:
Paid capital	$19,020,190	$135,199,486	$47,269,534
Undistributed net investment income (loss)	(15,591)	20,035	3,228
Accumulated net realized gain (loss) on investments, short positions, futures, forward foreign exchange contracts and translation of assets and liabilities denominated in foreign currency	(14,687,231)	(103,417,651)	(38,901,043)
Net unrealized appreciation (depreciation) on investments, short positions, futures, forward foreign exchange contracts and translation of assets and liabilities denominated in foreign currency	(119,499)	(5,102,635)	(451,274)

Net Assets	$4,197,869	$26,699,235	$7,920,445

Net Assets
Institutional Class	$3,936,681	$26,374,261	$7,849,315
Investor Class	261,188	324,974	71,130

Total	$4,197,869	$26,699,235	$7,920,445

Shares of Beneficial Interest Outstanding (unlimited number authorized, no par value)
Institutional Class	699,478	4,342,725	1,153,979
Investor Class	46,711	53,469	10,448

Total	746,189	4,396,194	1,164,427

Net Asset Value, Offering & Redemption Price Per Share (Net Assets divided by shares outstanding)
Institutional Class	$5.63	$6.07	$6.80

Investor Class	$5.59	$6.08	$6.81

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2011 (Unaudited)

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt Bond
	Fund	Fund	Fund

Investment Income:
Dividend income	$40,639	$83,272	$13,079
Interest income	3	649,301	172,332
Less: Foreign withholding taxes	(115)	—	—

Total Investment Income	40,527	732,573	185,411

Operating Expenses:
Investment advisory fees	23,969	89,117	26,610
Administration fees	666	4,154	1,240
Distribution and Service fees — Investor Class	500	827	228
Fund accounting fees	12,042	73,741	25,179
Custodian fees	30,941	47,663	33,144
Transfer agent fees	19,205	54,250	24,449
Trustees’ fees	2,226	15,218	4,871
Registration fees	19,076	22,058	19,993
Audit fees	3,274	20,611	6,640
Legal fees	4,005	26,944	8,608
Printing and mailing expenses	4,200	27,587	8,853
Interest expense	318	1,103	57
Interest and dividend expense, securities sold short	14,651	23,727	16,426
Other expenses	1,970	14,900	5,974

Total Operating Expenses	137,043	421,900	182,272
Less: Expenses waived and reimbursed	(92,752)	(276,917)	(129,930)

Net Operating Expenses	44,291	144,983	52,342

Net Investment Income (Loss)	(3,764)	587,590	133,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Security transactions	607,633	(2,637,513)	(661,154)
Futures contracts	519,916	3,981,972	1,262,330
Securities sold short	—	(9,593)	(2,981)
Distributions of realized gains from other investment companies	2,911	—	—
Forward and foreign currency transactions	(25,783)	(273,017)	(52,010)
Payment by affiliates (Note 3)	419	2,972	909

Net realized gain (loss)	1,105,096	1,064,821	547,094

Net change in unrealized appreciation (depreciation) on:
Security transactions	(343,164)	(357,286)	(251,744)
Futures contracts	(339,691)	(1,911,699)	(605,996)
Securities sold short	(78,843)	(55,412)	5,747
Forward currency contracts	(55,196)	(305,195)	(81,837)
Translation of assets and liabilities in foreign currencies	(2,962)	8,056	(1,174)

Net change in unrealized (depreciation)	(819,856)	(2,621,536)	(935,004)

Net Realized and Unrealized Gain (Loss)	285,240	(1,556,715)	(387,910)

Net Increase (Decrease) in Net Assets Resulting From Operations	$281,476	$(969,125)	$(254,841)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

April 30, 2011

	YieldQuest Core Equity Fund		YieldQuest Total Return Bond Fund		YieldQuest Tax-Exempt Bond Fund
	Six Months ended		Six Months ended		Six Months ended
	April 30,	Year ended	April 30,	Year ended	April 30,	Year ended
	2011	October 31,	2011	October 31,	2011	October 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Operations:
Net investment income (loss)	$(3,764)	$(78,868)	$587,590	$2,345,107	$133,069	$688,237
Net realized gain (loss) from investments, futures contracts, securities sold short, swaps and forward and foreign currency transactions	1,105,096	165,256	1,064,821	(5,309,735)	547,094	(1,449,151)
Net change in unrealized depreciation on investments, futures contracts, securities sold short, swaps, forward currency contracts and translation of assets and liabilities in foreign currency	(819,856)	(317,970)	(2,621,536)	(2,822,132)	(935,004)	(2,029,506)

Change in Net Assets Resulting From Operations	281,476	(231,582)	(969,125)	(5,786,760)	(254,841)	(2,790,420)

Distributions to Shareholders:
From net investment income:
Institutional Class	(11,279)	(19,134)	(582,425)	(2,273,174)	(134,280)	(700,499)
Investor Class	(548)	(5,450)	(7,850)	(135,607)	(1,669)	(8,053)

Total Distributions to Shareholders	(11,827)	(24,584)	(590,275)	(2,408,781)	(135,949)	(708,552)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	100,180	3,956,032	7,591,399	6,665,651	1,176,612	2,024,371
Reinvestment of distributions	11,271	19,034	576,965	2,241,481	132,320	681,928
Cost of shares redeemed	(656,745)	(2,777,031)	(9,731,136)	(66,320,595)	(2,216,668)	(39,773,546)

Total Institutional Class	(545,294)	1,198,035	(1,562,772)	(57,413,463)	(907,736)	(37,067,247)

Investor Class
Net proceeds from shares sold	6,000	286,260	143,239	1,113,860	—	90,800
Reinvestment of distributions	548	5,450	7,819	103,741	1,669	7,377
Cost of shares redeemed	(14,723)	(1,406,926)	(406,487)	(5,820,538)	(104,475)	(352,928)

Total Investor Class	(8,175)	(1,115,216)	(255,429)	(4,602,937)	(102,806)	(254,751)

Change in Net Assets From Share Transactions of Beneficial Interest	(553,469)	82,819	(1,818,201)	(62,016,400)	(1,010,542)	(37,321,998)

Change in Net Assets	(283,820)	(173,347)	(3,377,601)	(70,211,941)	(1,401,332)	(40,820,970)
Net Assets:
Beginning of period	4,481,689	4,655,036	30,076,836	100,288,777	9,321,777	50,142,747
End of period	$4,197,869	$4,481,689	$26,699,235	$30,076,836	$7,920,445	$9,321,777

Undistributed net investment income (loss)	$(15,591)	$—	$20,035	$22,720	$3,228	$6,108

Share Transactions:
Institutional Class
Issued	16,329	694,260	1,133,271	913,286	152,030	248,712
Reinvested	1,800	3,265	85,592	312,572	17,581	84,637
Redeemed	(110,635)	(520,204)	(1,451,102)	(9,392,626)	(288,520)	(4,944,491)

Total Institutional Class Shares	(92,506)	177,321	(232,239)	(8,166,768)	(118,909)	(4,611,142)

Investor Class
Issued	902	48,591	21,887	152,670	—	11,097
Reinvested	88	937	1,150	14,500	220	925
Redeemed	(2,306)	(273,492)	(58,027)	(841,724)	(13,217)	(44,432)

Total Investor Class Shares	(1,316)	(223,964)	(34,990)	(674,554)	(12,997)	(32,410)

Change in Shares	(93,822)	(46,643)	(267,229)	(8,841,322)	(131,906)	(4,643,552)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

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STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2011 (Unaudited)

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt Bond
	Fund	Fund	Fund

Cash Flows Provided by Operating Activities
Net investment income (loss)	$(3,764)	$587,590	$133,069
Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(9,015,058)	(6,465,174)	(1,916,270)
Proceeds from disposition of investment securities	9,122,990	10,002,985	3,413,765
Net sales (purchases) of short term securities	61,859	(4,680,900)	(103,557)
Net amortization	—	(28,220)	20,684
Increase (Decrease) in cash held as collateral	153,887	(2,461,503)	(372,266)
Decrease in interest and dividends receivable	72	246,049	35,770
Increase (Decrease) in receivable for securities sold	(395,462)	513,331	133,405
Increase (Decrease) in variation margin on futures contracts	2,476	(76,912)	(31,698)
Increase (Decrease) in receivable due from advisor, net	400	(4,707)	(5,497)
Increase in prepaid expenses and other assets	(2,016)	(8,240)	(1,557)
Increase (Decrease) in securities sold short	104,004	3,779,368	(507,206)
Increase (Decrease) in distribution and service fees	5	(186)	(28)
Increase in payable for securities purchased	281,870	7,808	1,169
Mark-to-market on realized and unrealized gain (loss) on forward and foreign currency transactions	(28,745)	(264,961)	(53,184)
Increase (Decrease) in unrealized appreciation/(depreciation) and realized gain (loss) on securities sold short	(78,843)	(65,005)	2,766
Increase in unrealized appreciation (depreciation) and realized gain (loss) on futures contracts	180,225	2,070,273	656,334
Realized gain distributions received from other investment companies	2,911	—	—
Payment by affiliates	419	2,972	909
Increase (Decrease) in payable for interest and dividend expense on securities sold short	1,991	1,255	(134)
Decrease in other accrued expenses	(2,436)	(33,228)	(8,690)

Net cash and foreign currency provided by operating activities	$386,785	$3,122,595	$1,397,784

Cash Flows Used by Financing Activities
Proceeds from shares sold	106,180	7,734,638	1,176,612
Payment of shares redeemed	(671,468)	(10,137,623)	(2,321,143)
Distributions paid in cash	135,381	1,564,849	25,161

Net cash flow used by financing activities	$(429,907)	$(838,136)	$(1,119,370)

Net increase/(decrease) in cash and foreign currency	$(43,122)	$2,284,459	$278,414

Cash and Foreign Currency
Beginning of the period	41,657	587,889	28,522
End of the period	$(1,465)	$2,872,348	$306,936

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1.	ORGANIZATION
YieldQuest Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The trust was organized as a Delaware business trust on May 9, 2005 and is authorized to issue an unlimited number of shares of benficial interest of no par value which may be issued in more than one series and classes. These notes to financial statements relate to the three portfolios of the Trust (individually referred to as “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
YieldQuest Core Equity Fund [1] (“Core Equity Fund”)	diversified	Long-term capital appreciation and, secondarily, income
YieldQuest Total Return Bond Fund [1] (“Total Return Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Tax-Exempt Bond Fund [1] (“Tax-Exempt Bond Fund”)	diversified	Maximize current tax-exempt income

1	Commenced operations on November 1, 2005.

The Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund each offer two classes of shares: Institutional Class Shares and Investor Class Shares. Each class of shares has identical rights and privileges exept with respect to distribution and administative service fees. The Investor Class Shares commenced operations on February 28, 2008.

NOTE 2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are designed to be in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the period. Actual results could differ from these estimates.

Security Valuation — Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor’s pricing methodology for any security that is fair value priced.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements — As described above, the fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the Funds’ holdings as of April 30, 2011, as categorized under the three tier hierarchy of inputs:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Core Equity Fund
Investments in Securities*	$4,638,677	$4,638,677	$—	$—
Asset Derivatives
Equity Contracts	39,302	39,302	—	—
Interest Rate Contracts	18,251	18,251	—	—
Foreign Exchange Contracts	1,239	—	1,239	—
Other Contracts	13,239	13,239	—	—

Total Assets	$4,710,708	$4,709,469	$1,239	$—

Securities Sold Short	$(791,176)	$(791,176)	$—	$—
Liability Derivatives
Equity Contracts	(22,979)	(22,979)	—	—
Interest Rate Contracts	(309,334)	(309,334)	—	—
Foreign Exchange Contracts	(64,133)	—	(64,133)	—
Other Contracts	(7,848)	(7,848)	—	—

Total Liabilities	$(1,195,470)	$(1,131,337)	$(64,133)	$—

Total Return Bond Fund
Corporate Bonds	$9,266,864	$—	$9,266,864	$—
Collateralized Mortgage Obligations	10,878	—	10,878	—
U.S. Government & Agency	323,752	—	323,752	—
Foreign Bonds	3,429,072	—	3,429,072	—
Municipal Bonds	1,891,323	—	1,891,323	—
Taxable Municipal Bonds	2,056,591	—	2,056,591	—
Common Stocks*	140,676	140,676	—	—
Preferred Stocks*	129,305	129,305	—	—
Exchange Traded/Closed-End Funds*	3,108,518	3,108,518	—	—
Short-Term Investments	2,649,995	—	2,649,995	—
Asset Derivatives
Equity Contracts	254,454	254,454	—	—
Interest Rate Contracts	132,364	132,364	—	—
Foreign Exchange Contracts	15,075	—	15,075	—
Other Contracts	83,580	83,580	—	—

Total Assets	$23,492,447	$3,848,897	$19,643,550	$—

Securities Sold Short	$(3,779,368)	$—	$(3,779,368)	$—
Liability Derivatives
Equity Contracts	(1,424)	(1,424)	—	—
Interest Rate Contracts	(1,971,412)	(1,971,412)	—	—
Foreign Exchange Contracts	(580,596)	—	(580,596)	—
Other Contracts	(43,178)	(43,178)	—	—

Total Liabilities	$(6,375,978)	$(2,016,014)	$(4,359,964)	$—

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Tax-Exempt Bond Fund
Common Stocks	$2,657	$2,657	$—	$—
Municipal Bonds	6,744,700	—	6,744,700	—
Foreign Bonds	210,080	—	210,080	—
Exchange Traded/Closed-End Funds*	609,862	609,862	—	—
Preferred Stock	7,939	7,939	—	—
Asset Derivatives
Equity Contracts	23,207	23,207	—	—
Interest Rate Contracts	35,916	35,916	—	—
Foreign Exchange Contracts	3,614	—	3,614	—
Other Contracts	21,341	21,341	—	—

Total Assets	$7,659,316	$700,922	$6,958,394	$—

Securities Sold Short	$(1,457,647)	$—	$(1,457,647)	$—
Liability Derivatives
Equity Contracts	(475)	(475)	—	—
Interest Rate Contracts	(615,170)	(615,170)	—	—
Foreign Exchange Contracts	(92,304)	—	(92,304)	—
Other Contracts	(14,581)	(14,581)	—	—

Total Liabilities	$(2,180,177)	$(630,226)	$(1,549,951)	$—

*	See schedule of investments for industry and security type breakout.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the period ended April 30, 2011, there were no significant transfers between Level 1, Level 2 and Level 3.

New Accounting Pronouncement — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Disclosures about Derivative Instruments and Hedging Activities — The Trust has adopted Disclosures about Derivative Instruments and Hedging Activities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of April 30, 2011:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Investments in securities, at value	Payable: Variation margin

Interest rate contracts	Investments in securities, at value	Payable: Variation margin

Foreign exchange contracts	Unrealized gain on forward foreign exchange contracts	Payable: Variation margin Unrealized loss on forward foreign exchange contracts

Other contracts		Payable: Variation margin

The following is a summary of each Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2011:

	Asset Derivative Investments Value
				Interest			Foreign
	Total Value at	Equity		Rate		Credit	Exchange	Other
Fund	April 30, 2011	Contracts		Contracts		Contracts	Contracts	Contracts

Core Equity Fund	$72,031	$39,302	*	$18,251	*	$—	$1,239	$13,239
Total Return Bond Fund	485,473	254,454		132,364	*	—	15,075	83,580
Tax-Exempt Bond Fund	84,078	23,207		35,916	*	—	3,614	21,341

Total	$641,582	$316,963		$186,531		$—	$19,928	$118,160

	Liability Derivative Investments Value
				Interest			Foreign
	Total Value at	Equity		Rate		Credit	Exchange		Other
Fund	April 30, 2011	Contracts		Contracts		Contracts	Contracts		Contracts

Core Equity Fund	$(404,294)	$(22,979	)*	$(309,334	)*	$—	$(64,133	)*	$(7,848	)*
Total Return Bond Fund	(2,596,610)	(1,424	)*	(1,971,412	)*	—	(580,596	)*	(43,178	)*
Tax-Exempt Bond Fund	(722,530)	(475	)*	(615,170	)*	—	(92,304	)*	(14,581	)*

Total	$(3,723,434)	$(24,878)		$(2,895,916)		$—	$(737,033)		$(65,607)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of April 30, 2011:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Equity contracts	Net realized gain (loss) on Security transactions
Net realized gain (loss) of Futures contracts
Net realized gain (loss) on Written option transactions
Change in net unrealized appreciation (depreciation) on Security transactions
Change in net unrealized appreciation (depreciation) on Futures contracts

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Interest rate contracts	Net realized gain (loss) on Security transactions
Net realized gain (loss) on Futures contracts
Change in net unrealized appreciation (depreciation) on Futures contracts

Credit contracts	Net realized gain (loss) on Swap agreements
Change in net unrealized appreciation (depreciation) on Swap agreements

Foreign exchange contracts	Net realized gain (loss) on Futures contracts
Net realized gain (loss) on Forward and foreign currency transactions
Change in net unrealized appreciation (depreciation) of Futures contracts
Change in net unrealized appreciation (depreciation) on Forward currency contracts

Other contracts	Net realized gain (loss) on Futures contracts
Change in net unrealized appreciation (depreciation) on Futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011:

	Realized Gain (Loss) on Derivative Investments
	Recognized in the Statements of Operations
			Interest		Foreign
		Equity	Rate	Credit	Exchange	Other
Fund	Total	Contracts	Contracts	Contracts	Contracts	Contracts

Core Equity Fund	$43,724	$(285,487)	$332,038	$—	$(22,262)	$19,435
Total Return Bond Fund	928,295	(2,026,486)	3,133,676	—	(230,003)	51,108
Tax-Exempt Bond Fund	511,910	(502,827)	1,028,932	—	(35,673)	21,478

Total	$1,483,929	$(2,814,800)	$4,494,646	$—	$(287,938)	$92,021

	Change in Unreallized Appreciation (Depreciation) on Derivative
	Investments Recognized in the Statements of Operations
			Interest		Foreign
		Equity	Rate	Credit	Exchange	Other
Fund	Total	Contracts	Contracts	Contracts	Contracts	Contracts

Core Equity Fund	$(398,412)	$(37,487)	$(296,072)	$—	$(56,593)	$(8,260)
Total Return Bond Fund	(2,239,946)	(1,875)	(1,876,596)	—	(313,578)	(47,897)
Tax-Exempt Bond Fund	(693,633)	(129)	(592,988)	—	(84,631)	(15,885)

Total	$(3,331,991)	$(39,491)	$(2,765,656)	$—	$(454,802)	$(72,042)

Investment Transactions and Investment Income — Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade dates on the last business day of the reporting period. In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses — Expenses of the Trust which can be directly attributed to a Fund are charged to that Fund. Expenses which are not attributed to a specific Fund are allocated among the Funds in proportion to each Fund’s relative net assets or other manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Federal Income Taxes — It is the Trust’s policy to comply with Subchapter M provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and any realized capital gains to its shareholders. Accordingly, no federal income tax provision is required. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years October 31, 2007 — 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends and Distributions — The Core Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Bond Fund and Tax-Exempt Bond Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the statement of assets and liabilities.

Foreign Currency Translations — Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. For federal income tax purposes, the Funds treat as ordinary income the effect of changes in foreign exchange rates on payables and receivables arising from trade-date and settlement-date differences.

Foreign Currency Contracts — The Funds are subject to foreign exchange risk in the normal course of pursuing its investment objective. The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value of securities segregated for foreign currency contracts at April 30, 2011 is as follows:

Core Equity Fund	$48,090
Total Return Bond Fund	573,562
Tax-Exempt Bond Fund	210,080

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Futures Contracts — Each Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. Cash segregated for futures is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for futures at April 30, 2011 is as follows:

Core Equity Fund	$1,245,526
Total Return Bond Fund	9,384,135
Tax-Exempt Bond Fund	2,843,632

Option Contracts — The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the applicable Fund bears the market risk of an unfavorable change in the price of an underlying assets, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the fiancial statements. There were no written options six months ended April 30, 2011.

Swap Agreements — Each Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The value of swap agreements are equal to the Fund’s obligation (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the position held by each party to the agreements. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on that Fund’s books and records.

Each Fund may enter into credit default swaps (“CDS”), bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

obligation. The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the notional amount of the swap agreement had been closed/sold as of the period end. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Funds may not perform as expected or in a manner similar to the high-yield bond markets. A Fund will enter into CDS only with counterparties that the Advisor reasonably believes are capable of performing under the CDS. The Funds did not hold any swap agreements as of April 30, 2011.

Short Sales — Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for short sales at April 30, 2011 is as follows:

Core Equity Fund	$1,575,089
Total Return Bond Fund	8,061,571
Tax-Exempt Bond Fund	3,090,577

For the six months ended April 30, 2011, the Funds’ average volume of derivatives is as follows:

		Forward Currency		Futures	Futures
	Purchased	Contracts -	Forward Currency	Long	Short
	Options	Purchased	Contracts — Sold	Position	Position	Warrants
Fund	(Cost)	(Value at Trade Date)	(Value at Trade Date)	(Contracts)	(Contracts)	(Cost)

Core Equity Fund	$88,070	$23,000	$1,006,032	$33	$261	$—
Total Return Bond Fund	570,689	1,563,634	8,530,573	93	1,886	193,018
Tax-Exempt Bond Fund	148,134	148,600	1,327,678	25	564	—

NOTE 3.	DERIVATIVE INSTRUMENTS
The Funds actively engage in derivative transactions. The Funds purchase and sell short futures contracts, purchase option contracts and purchase and sell short foreign currency forward contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of potentially increasing a Fund’s returns or earning additional income. These active trading strategies have substantial trading costs associated with them and substantial losses may be incurred if the Advisor is incorrect in its expectations about the direction or extent of movements of markets and/or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing its upside performance potential.

The Fund has the authority to use derivative instruments for hedging purposes or to increase expected return and it anticipates continued broad use of derivatives in the future. The types of derivatives employed by a Fund may change without advance notice to shareholders. No assurance can be given that such use of derivatives will achieve their desired purposes or, in the case of hedging, will result in an overall reduction of risk to any Fund. Losses resulting from the use of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

derivative instruments will reduce the Funds’ net asset value, and possibly income, and such losses can be greater than if the derivative instruments had not been utilized.

When the Funds purchase option contracts, the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. The Funds utilize options for spreads, straddles, hedges and potential arbitrage opportunities, as determined by the Advisor. The Funds purchase options in order to protect against large moves in the equity and/or future markets, in addition to using options as a substitute for futures contracts, when a market inefficiency has been determined to exist by the Advisor, with respect to markets such as fixed income ETFs, commodities, and equity securities. For example, the Funds have purchased put options on Treasury ETFs that would increase in value if long-term interest rates increase significantly, offsetting some of the related decline in portfolio asset values. The Funds also have purchased both put and call options on Treasury ETFs as a part of their fixed income strategy.

The Advisor typically executes the Funds’ securities and options trades through its affiliated broker-dealer, YieldQuest Securities LLC, on an agency basis. During the past year, the amount paid by the Funds to YieldQuest Securities as brokerage commissions has been substantially higher, in absolute dollar amounts, than the amounts of such commissions paid in prior years. Additionally, because the aggregate average net asset values of the Funds for the past year are substantially lower than the aggregate average net asset values of the Funds during prior years, the brokerage commissions paid during the past year represent a substantially greater portion of the aggregate average net asset values of the Funds than in prior years. These changes are a function of the Advisor’s increased use of derivative instruments for purposes other than hedging. The Advisor has determined that the commission rates and option contract rates charged by the affiliated broker to the Funds are usual and customary. Commissions paid to YieldQuest Securities for executing the Funds’ trades are not included in the Funds’ total expense ratios. The total cost of such commissions will depend both on the amount of trading done in the portfolio and on the price paid on each trade. The Advisor’s agreement to cap certain operating expenses of the Funds does not include brokerage commissions. As a result, a high level of transaction costs will reduce the Funds’ net asset values by a corresponding amount.

Upon entering into a futures contract, a Fund must deposit initial margin and segregate cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Pursuant to the futures contract, a Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of futures contracts subjects a Fund to risk of loss up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. The Funds have purchased and sold short U.S. Treasury futures contracts, EuroDollar futures contracts, equity futures, and commodity futures, among others, to hedge interest rate risk and/or to increase expected return. Because interest rates have not increased, and have actually decreased in 2011, however, the Funds have suffered a loss on this position.

The Funds enter into forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of forward contracts are recorded as unrealized gains or losses by the Funds. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Funds are subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. The Funds have purchased and sold short forward contracts in order to gain exposure to foreign currencies, in order to hedge their exposure to changes in foreign currency rates on foreign bonds the Funds own and/or to speculate on the direction of various currencies.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4.	INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an investment advisory agreement with the Advisor on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the oversight of the Board. The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the investment advisory fees earned during the six months ended April 30, 2011.

	Investment	Investment	Investment
	Advisory	Advisory	Advisory
	Fee Rate	Fees Earned*	Fees Paid**

Core Equity Fund	0.99%	$23,969	$—
Total Return Bond Fund	0.59%	89,117	—
Tax-Exempt Bond Fund	0.59%	26,610	—

*	These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/reimbursements.
**	Net of fees waived/expenses of the Funds reimbursed by the Advisor.

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit certain Fund operating expenses, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), 12b-1 expenses, administration expense, taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, to the amount described below under “Expense Limitation”, until February 29, 2012. The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the six months ended April 30, 2011, are disclosed in the following table:

		Investment
		Advisory Fee
	Expense	Waivers/
	Limitation	Reimbursements

Core Equity Fund
Institutional Class	1.19%	$87,275
Investor Class	1.54%	5,477
Total Return Bond Fund
Institutional Class	0.79%	272,584
Investor Class	1.14%	4,333
Tax-Exempt Bond Fund
Institutional Class	0.79%	128,051
Investor Class	1.14%	1,879

Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation in effect at the time of the waiver or reimbursement.

The cumulative waiver and reimbursement amounts, if any, as of April 30, 2011 that are subject to repayment for each Fund are as follows:

	Expiration	Expiration	Expiration	Expiration	Total Available
	10/31/2011	10/31/2012	10/31/2013	10/31/2014	for Repayment

Core Equity Fund	$68,701	$143,657	$165,605	$92,752	$470,715
Total Return Bond Fund	109,585	508,415	634,305	276,917	1,529,222
Tax-Exempt Bond Fund	157,375	316,694	318,315	129,930	922,314

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Under the Distribution and Shareholder Services Plan, adopted by the Board pursuant to Rule 12b-1 under the 1940 Act, each Fund will pay YieldQuest Securities, LLC (the “Distributor”) an annual distribution fee of 0.25% of the average daily net assets of Investor Class Shares of such Fund as compensation for the promotion and distribution of Investor Class Shares. These fees may be used by the Distributor to pay broker-dealers, investment advisors, banks, trust companies, retirement plan administrators and other services providers which provide distribution services and shareholder and administrative support. The Funds have adopted an Administration Plan with respect to Investor Class shares, pursuant to which each Fund pays an annual fee equal to 0.10% of the average daily net assets of each Fund’s Investor Class to the Distributor to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Distributor. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into agreements with the Distributor or the Trust. For the six months ended April 30, 2011, the Distributor received $1,111 in distribution fees and $444 in administrative service fees paid by the Investor Class of the Funds, of which 100% of the fees were re-allowed to broker-dealers.

Subject to policies established by the Board, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities, LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Funds and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities, LLC) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Therefore, YieldQuest Securities, LLC will not serve as dealer in connection with the Funds’ over-the-counter transactions. However, YieldQuest Securities, LLC may serve as broker in the Funds’ over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions. Such transactions will be executed on a fully disclosed basis through its clearing firm. For the six months ended April 30, 2011, YieldQuest Securities, LLC had received brokerage commissions of $196,272, $1,176,319 and $298,207, respectively, for the Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund. The total value of transactions generating brokerage commissions were $10,852,596, $7,126,819 and $17,979,416, respectively, for the Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund.

During the year ended October 31, 2010, the Advisor reimbursed the Core Equity Fund $700 for an inadvertent trade error.

During the six months ended April 30, 2011, the Advisor reimbursed the Funds $4,300 for inadvertent trade errors.

Jay K. Chitnis, Chairman and President of the Trust, and the other officers of the Trust are also officers of the Advisor and the Distributor. The Trust does not compensate its officers or interested Trustees who are affiliated with the Advisor or Distributor. The Trust pays each non-interested Trustee an annual retainer of $15,000 and reimburses for out-of-pocket expenses.

Effective September 8, 2008, pursuant to an Administration and Accounting Service Agreement (the “Administration Agreement”), Bank of New York Mellon (US) Inc. (“BNY Mellon”), formerly PNC Global Investment Servicing (U.S.) Inc. provides administration and accounting services to the Funds. Under the Administration Agreement, the Funds pay BNYMellon a monthly fee for their services. Pursuant to a Transfer Agency Services Agreement, BNY Mellon also provides transfer agency services to the Funds.

Contingencies and Commitments — In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 5.	INVESTMENT TRANSACTIONS
The cost of investment purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition), for six months ended April 30, 2011 were as follows:

	U.S. Government
	Securities		Other Securities
	Purchases	Sales	Purchases	Sales

Core Equity Fund	$—	$—	$9,015,058	$9,122,990
Total Return Bond Fund	5,823	6,270	6,459,351	9,996,715
Tax-Exempt Bond Fund	—	—	1,916,270	3,413,765

NOTE 6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
The tax components of dividends paid during the year ended October 31, 2010 and year ended October 31, 2009 were as follows:

	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gains	Capital	Total

Core Equity Fund
2010	$24,584	$—	$—	$—	$24,584
2009	1,196,171	—	—	—	1,196,171
Total Return Bond Fund
2010	2,408,781	—	—	—	2,408,781
2009	12,490,667	—	—	—	12,490,667
Tax-Exempt Bond Fund
2010	19,984	688,568	—	—	708,552
2009	400,174	2,875,018	—	—	3,275,192

As of October 31, 2010 (the Fund’s latest tax year end), the components of distributable earnings on a tax basis were as follows:

	Capital Loss	Undistributed	Undistributed	Unrealized	Other
	Carry	Ordinary	Tax-Exempt	Appreciation	Accumulated
	Forwards	Income	Income	(Depreciation)	Differences	Total

Core Equity Fund	$(15,677,512)	$—	$—	$614,524	$(28,982)	$(15,091,970)
Total Return Bond Fund	(104,488,483)	22,720	—	(2,584,031)	108,943	(106,940,851)
Tax-Exempt Bond Fund	(39,430,935)	—	6,108	457,239	9,289	(38,958,299)

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in partnerships, futures, options and forward currency contracts.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

At April 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Tax
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Core Equity Fund	$4,372,355	$357,346	$(55,115)	$302,231
Total Return Bond Fund	25,974,934	1,437,540	(4,017,043)	(2,579,503)
Tax-Exempt Bond Fund	7,379,647	301,465	(48,456)	253,009

At October 31, 2010, the following Funds had net capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	$2014	2015	2016		2017	2018

Core Equity Fund	62,694	$—	$11,895,697		$3,719,121	$—
Total Return Bond Fund	200,854	14,598,251	22,710,383	*	57,854,923	9,124,072
Tax-Exempt Bond Fund	303,684	4,248,042	12,628,904		19,916,807	2,333,498

*	Capital loss carryforward amount of $2,157,045 was inherited from YieldQuest Flexible Income Fund (see Note 6) and may be subject to IRS limitations in a given year.

NOTE 7.	SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Core Equity Fund
	Institutional Class
	Six Months
	Ended 4/30/2011		Years Ended October 31,
	(Unaudited)		2010		2009		2008	2007	2006 (a)

Net Asset Value, beginning of period	$5.34		$5.26		$6.39		$12.89	$11.36	$10.00

Change in net assets from operations:
Net investment income	—	(b) (c)	(0.07	)(b)	0.14	(b)	0.44	0.28	0.13
Net realized and unrealized gains (losses) on investments (d)	0.30	(b)	0.19	(b)	(0.66	)(b)	(6.60)	1.41	1.29

Total from investment operations	0.30		0.12		(0.52)		(6.16)	1.69	1.42

Distributions:
Net investment income	(0.01)		(0.04)		(0.61)		(0.34)	(0.16)	(0.06)
Net realized capital gains from investments	—		—		—		—	—	— (c)

Total Distributions	(0.01)		(0.04)		(0.61)		(0.34)	(0.16)	(0.06)

Paid-in capital from redemption fees	—		—		—		—	— (c)	— (c)

Net Asset Value, end of period	$5.63		$5.34		$5.26		$6.39	$12.89	$11.36

Net assets, end of period (000’s)	$3,937		$4,227		$3,231		$12,763	$25,370	$18,782
Total Return (e) (f)	5.68	% (g)	2.13	% (g)	(6.34)%		(49.06)%	14.98%	14.24%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (h)
Before expense waivers/ reimbursements	5.64%		4.68%		4.82%		2.88%	1.80%	2.85%
After expense waivers/ reimbursements	1.81%		1.87%		2.63%		2.58%	1.24%	1.19%
After expense waivers/ reimbursements excluding interest expense and interest and dividend expense for securities sold short, if any	1.19%		1.19%		1.19%		1.19%	1.19%	1.19%
Ratios of net investment income (loss) to average net assets: (h)
Before expense waivers/ reimbursements	(3.96)%		(4.09)%		0.87%		3.60%	1.90%	(0.29)%
After expense waivers/ reimbursements	(0.13)%		(1.28)%		3.06%		3.90%	2.46%	1.37%
Portfolio turnover rate (f) (i)	195%		258%		338%		499%	568%	455%

(a)	Commenced operations on November 1, 2005.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Amount represents less than $0.01 per share.
(d)	Includes distributions of capital gains from underlying mutual funds.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Core Equity Fund
	Investor Class
	Six Months
	Ended 4/30/2011		Years Ended October 31,
	(Unaudited)		2010		2009		2008 (a)

Net Asset Value, beginning of period	$5.31		$5.23		$6.38		$11.36

Change in net assets from operations:
Net investment income	(0.01	)(b)	(0.09	)(b)	0.13	(b)	0.09
Net realized and unrealized gains (losses) on investments (c)	0.30	(b)	0.19	(b)	(0.68	)(b)	(5.07)

Total from investment operations	0.29		0.10		(0.55)		(4.98)

Distributions:
Net investment income	(0.01)		(0.02)		(0.60)		—

Total Distributions	(0.01)		(0.02)		(0.60)		—

Net Asset Value, end of period	$5.59		$5.31		$5.23		$6.38

Net assets, end of period (000’s)	$261		$255		$1,424		$120
Total Return (d) (e)	5.47	% (f)	1.93	% (f)	(6.82)%		(43.84)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	5.99%		5.03%		5.17%		2.92%
After expense waivers/reimbursements	2.16%		2.22%		2.98%		2.56%
After expense waivers/reimbursements excluding interest expense and interest and dividend expense for securities sold short, if any	1.54%		1.54%		1.54%		1.54%
Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	(4.32)%		(4.44)%		0.52%		2.89%
After expense waivers/reimbursements	(0.49)%		(1.63)%		2.71%		3.25%
Portfolio turnover rate (e) (h)	195%		258%		338%		499%

(a)	Commenced operations on February 28, 2008.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund
	Institutional Class
	Six Months
	Ended 4/30/2011		Years Ended October 31,
	(Unaudited)		2010		2009		2008		2007	2006 (a)

Net Asset Value, beginning of period	$6.45		$7.43		$7.60		$9.93		$10.51	$10.00

Change in net assets from operations:
Net investment income	0.13	(b)	0.25	(b)	0.53	(b)	0.63		0.54	0.41
Net realized and unrealized gains (losses) on investments (c)	(0.38	)(b)	(0.98	)(b)	(0.08	)(b)	(2.29)		(0.62)	0.51

Total from investment operations	(0.25)		(0.73)		0.45		(1.66)		(0.08)	0.92

Distributions:
Net investment income	(0.13)		(0.25)		(0.62)		(0.67)		(0.50)	(0.41)
Net realized capital gains from investments	—		—		—		—		—	— (d)

Total Distributions	(0.13)		(0.25)		(0.62)		(0.67)		(0.50)	(0.41)

Paid-in capital from redemption fees	—		—		—		—		— (d)	— (d)

Net Asset Value, end of period	$6.07		$6.45		$7.43		$7.60		$9.93	$10.51

Net assets, end of period (000’s)	$26,374		$29,506		$94,618		$186,944		$328,496	$138,239
Total Return (e) (f)	(4.03	)% (g)	(10.12)%		7.00%		(17.66)%		(0.86)%	9.31%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (h)
Before expense waivers/ reimbursements	2.79%		2.50%		1.78%		1.44%		0.83%	0.94%
After expense waivers/ reimbursements	0.95%		1.56%		1.40%		1.40%		0.83%	0.79%
After expense waivers/ reimbursements excluding interest and dividend expense for securities sold short, if any	0.79%		0.79%		0.79%		0.80	% (i)	0.79%	0.79%
Ratios of net investment income (loss) to average net assets: (h)
Before expense waivers/ reimbursements	2.07%		2.57%		7.19%		6.75%		5.53%	4.70%
After expense waivers/ reimbursements	3.90%		3.51%		7.57%		6.79%		5.53%	4.85%
Portfolio turnover rate (f) (j)	29%		124%		331%		165%		220%	137%

(a)	Commenced operations on November 1, 2005.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(h)	Annualized for periods less than one year.
(i)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(j)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund
	Investor Class
	Six Months
	Ended 4/30/2011		Years Ended October 31,
	(Unaudited)		2010		2009		2008 (a)

Net Asset Value, beginning of period	$6.45		$7.43		$7.60		$9.72

Change in net assets from operations:
Net investment income	0.12	(b)	0.23	(b)	0.50	(b)	0.41
Net realized and unrealized gains (losses) on investments (c)	(0.37	)(b)	(0.99	)(b)	(0.08	)(b)	(2.08)

Total from investment operations	(0.25)		(0.76)		0.42		(1.67)

Distributions:
Net investment income	(0.12)		(0.22)		(0.59)		(0.45)

Total Distributions	(0.12)		(0.22)		(0.59)		(0.45)

Net Asset Value, end of period	$6.08		$6.45		$7.43		$7.60

Net assets, end of period (000’s)	$325		$571		$5,671		$5,314
Total Return (d) (e)	(4.05	)% (f)	(10.48)%		6.62%		(17.76)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	3.14%		2.85%		2.13%		1.62%
After expense waivers/reimbursements	1.30%		1.91%		1.75%		1.56%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	1.14%		1.14%		1.14%		1.15	% (h)
Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	1.71%		2.22%		6.84%		6.78%
After expense waivers/reimbursements	3.55%		3.16%		7.22%		6.84%
Portfolio turnover rate (e) (i)	29%		124%		331%		165%

(a)	Commenced operations on February 28, 2008.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(g)	Annualized for periods less than one year.
(h)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Tax-Exempt Bond Fund
	Institutional Class
	Six Months
	Ended 4/30/2011		Years Ended October 31,
	(Unaudited)		2010		2009		2008	2007	2006 (a)

Net Asset Value, beginning of period	$7.19		$8.44		$8.50		$10.09	$10.53	$10.00

Change in net assets from operations:
Net investment income	0.11	(b)	0.21	(b)	0.38	(b)	0.42	0.40	0.31
Net realized and unrealized gains (losses) on investments (c)	(0.39	)(b)	(1.25	)(b)	(0.02	)(b)	(1.58)	(0.44)	0.53

Total from investment operations	(0.28)		(1.04)		0.36		(1.16)	(0.04)	0.84

Distributions:
Net investment income	(0.11)		(0.21)		(0.42)		(0.43)	(0.40)	(0.31)
Net realized capital gains from investments	—		—		—		—	—	— (d)

Total Distributions	(0.11)		(0.21)		(0.42)		(0.43)	(0.40)	(0.31)

Paid-in capital from redemption fees	—		—		—		—	— (d)	— (d)

Net Asset Value, end of period	$6.80		$7.19		$8.44		$8.50	$10.09	$10.53

Net assets, end of period (000’s)	$7,849		$9,153		$49,671		$103,196	$191,007	$86,199
Total Return (e) (f)	(3.97	)% (g)	(12.48)%		4.46%		(11.88)%	(0.46)%	8.51%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (h)
Before expense waivers/ reimbursements	4.04%		3.00%		2.21%		1.70%	0.81%	1.09%
After expense waivers/ reimbursements	1.16%		1.78%		1.72%		1.60%	0.81%	0.79%
After expense waivers/ reimbursements excluding interest and dividend expense for securities sold short, if any	0.79%		0.79%		0.79%		0.79%	0.79%	0.79%
Ratios of net investment income (loss) to average net assets: (h)
Before expense waivers/ reimbursements	0.06%		1.42%		4.03%		4.16%	3.91%	3.25%
After expense waivers/ reimbursements	2.95%		2.64%		4.52%		4.26%	3.91%	3.55%
Portfolio turnover rate (f) (i)	22%		104%		184%		158%	152%	72%

(a)	Commenced operations on November 1, 2005.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Tax-Exempt Bond Fund
	Investor Class
	Six Months
	Ended 4/30/2011		Years Ended October 31,
	(Unaudited)		2010		2009		2008 (a)

Net Asset Value, beginning of period	$7.20		$8.45		$8.52		$9.85

Change in net assets from operations:
Net investment income	0.10	(b)	0.18	(b)	0.35	(b)	0.26
Net realized and unrealized gains (losses) on investments (c)	(0.39	)(b)	(1.24	)(b)	(0.03	)(b)	(1.33)

Total from investment operations	(0.29)		(1.06)		0.32		(1.07)

Distributions:
Net investment income	(0.10)		(0.19)		(0.39)		(0.26)

Total Distributions	(0.10)		(0.19)		(0.39)		(0.26)

Net Asset Value, end of period	$6.81		$7.20		$8.45		$8.52

Net assets, end of period (000’s)	$71		$169		$472		$313
Total Return (d) (e)	(4.15	)% (f)	(12.79)%		3.98%		(11.04)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	4.39%		3.35%		2.56%		1.84%
After expense waivers/reimbursements	1.51%		2.13%		2.07%		1.72%
After expense waivers/reimbursements excluding interest and dividend expense for securities sold short, if any	1.14%		1.14%		1.14%		1.14%
Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	(0.27)%		1.07%		3.68%		4.05%
After expense waivers/reimbursements	2.61%		2.29%		4.17%		4.17%
Portfolio turnover rate (e) (h)	22%		104%		184%		158%

(a)	Commenced operations on February 28, 2008.
(b)	Per share data was calculated using weighted average shares outstanding method for the period.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the YieldQuest Funds pay ongoing expenses, such as advisory fees, ongoing operating expenses, and distribution and administration expenses with respect to Investor Class shares. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs in investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first set of tables provides information about actual account values and actual expenses. The shareholder may use the information in this table, together with the amount invested, to estimate the expenses that you would have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value at	Account Value	During Period(a)	During Period(a)
Institutional Class	11/01/10	04/30/11	11/01/10 - 04/30/11	11/01/10 - 04/30/11
Actual Expenses
Core Equity Fund	$1,000.00	$1,056.80	$9.23	1.81%
Total Return Bond Fund	1,000.00	959.70	3.94	0.81%
Tax-Exempt Bond Fund	1,000.00	960.30	5.64	1.16%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund would be $6.07, $3.84, and $3.84, respectively.

(a) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would have been 1.19%, 0.79%, and 0.79%, respectively.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period(a)	During Period(a)
Investor Class	11/01/10	04/30/11	11/01/10 - 04/30/11	11/01/10 - 04/30/11
Actual Expenses
Core Equity Fund	$1,000.00	$1,054.70	$11.00	2.16%
Total Return Bond Fund	1,000.00	959.50	5.64	1.16%
Tax-Exempt Bond Fund	1,000.00	958.50	7.33	1.51%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor Class of the ore Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would be $7.85, $5.54, and $5.54, respectively.

(b) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would have been 1.54%, 1.14% and 1.14%, respectively.

Hypothetical Example for Comparison Purposes: The second set of tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

information may be used to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second set of tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Valuet	During Period(a)	During Period(a)
Institutional Class	11/01/10	04/30/11	11/01/10 - 04/30/11	11/01/10 - 04/30/11
Hypothetical Expenses
Core Equity Fund	$1,000.00	$1,015.82	$9.05	1.81%
Total Return Bond Fund	1,000.00	1,020.78	4.06	0.81%
Tax-Exempt Bond Fund	1,000.00	1,019.04	5.81	1.16%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would be $5.96, $3.96, and $3.96, respectively.

(a) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would have been 1.19%, 0.79%, and 0.79%, respectively.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period(a)	During Period(a)
Investor Class	11/01/10	04/30/11	11/01/10 - 04/30/11	11/01/10 - 04/30/11
Hypothetical Expenses
Core Equity Fund	$1,000.00	$1,014.08	$10.79	2.16%
Total Return Bond Fund	1,000.00	1,019.04	5.81	1.16%
Tax-Exempt Bond Fund	1,000.00	1,017.31	7.55	1.51%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor class of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would be $7.70, $5.71, and $5.71, respectively.

(b) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund would have been 1.54%, 1.14%, and 1.14%, respectively.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the YieldQuest Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Proxy Voting Policy: Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holding Disclosure: Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). Each Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-877-497-3634.

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable — only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President
(principal executive officer)

Date       7/5/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President
(principal executive officer)

Date     7/5/11

By (Signature and Title)*	/s/ John Bliss
John Bliss, Treasurer, Chief Financial Officer and Secretary
(principal financial officer)

Date      7/5/11

*	Print the name and title of each signing officer under his or her signature.